Earnings Per Share of the Parent Company	12 Months Ended
Dec. 31, 2011
Earnings Per Share, Basic and Diluted [Abstract]
Earnings Per Share of the Parent Company
Earnings Per Share of the Parent Company

Instruments granted in share-based payment transactions are considered participating securities prior to vesting and, therefore, are considered in computing basic earnings per share under the two-class method. The two-class method is an earnings allocation method for calculating earnings per share when a company's capital structure includes either two or more classes of common stock or common stock and participating securities. Basic earnings per share under the two-class method is calculated based on dividends declared on common shares and other participating securities (“distributed earnings”) and the rights of participating securities in any undistributed earnings, which represents net income remaining after deduction of dividends accruing during the period. The undistributed earnings are allocated to all outstanding common shares and participating securities based on the relative percentage of each security to the total number of outstanding participating securities. Basic earnings per share represents the summation of the distributed and undistributed earnings per share class divided by the total number of shares.

Through December 31, 2011 all of the Company's participating securities (including the OP units) received dividends/distributions at an equal dividend/distribution rate per share/unit. As a result, the portion of net income allocable to the weighted-average restricted stock outstanding for the years ended December 31, 2011, 2010 and 2009 has been deducted from net income available to common stockholders to calculate basic earnings per share. The calculation of diluted earnings per share for the years ended December 31, 2011 and 2010 includes the outstanding OP units (both vested and unvested) in the weighted-average shares, and net income attributable to noncontrolling interests in the Operating Partnership has been added back to net income available to common stockholders. For the year ended December 31, 2009, the outstanding OP units (both vested and unvested) were anti-dilutive to the calculation of earnings per share and were therefore excluded from the calculation of diluted earnings per share and diluted earnings per share is calculated based upon net income available to common stockholders. For the years ended December 31, 2011 and 2010, the restricted stock was anti-dilutive to the calculation of diluted earnings per share and was therefore excluded. As a result, diluted earnings per share was calculated based upon net income available to common stockholders less net income allocable to unvested restricted stock and distributions in excess of earnings attributable to unvested restricted stock. No shares were issuable upon settlement of the excess exchange value pursuant to the exchange settlement feature of the Notes due 2026 as the common stock price at December 31, 2010 and 2009 did not exceed the exchange price then in effect. In addition, shares issuable upon settlement of the exchange feature of the Notes due 2030 were anti-dilutive and were not included in the calculation of diluted earnings per share based on the “if converted” method for the years ended December 31, 2011 and 2010. No other shares were considered anti-dilutive for the years ended December 31, 2011, 2010 and 2009.

Computations of basic and diluted earnings per share (in thousands, except share data) were as follows:

	Year Ended
	December 31,
	2011	2010	2009
Basic earnings per share:
Income from continuing operations	$42,240	$37,611	$58,408
Income from continuing operations attributable to noncontrolling interests	(515)	(455)	(1,411)
Preferred dividends	(16,198)	(16,963)	(16,963)
Net income allocable and distributions in excess of earnings to participating securities (continuing operations)	(1,172)	(838)	(591)
Income from continuing operations available to common stockholders - basic	24,355	19,355	39,443

Income from discontinued operations	474	1,703	1,782
Income from discontinued operations attributable to noncontrolling interests	(10)	(43)	(57)
Income from discontinued operations available to common stockholders - basic	464	1,660	1,725

Net income available to common stockholders - basic	$24,819	$21,015	$41,168
Diluted earnings per share:
Income from continuing operations available to common stockholders - basic	24,355	19,355	39,443
Income from continuing operations allocable and distributions in excess of earnings to dilutive participating securities	—	—	591
Income from continuing operations attributable to noncontrolling interests in operating partnership	559	503	—
Income from continuing operations available to common stockholders and participating securities - diluted	24,914	19,858	40,034

Income from discontinued operations available to common stockholders - basic	464	1,660	1,725
Income from discontinued operations attributable to noncontrolling interests in operating partnership	10	43	—
Income from discontinued operations available to common stockholders - diluted	474	1,703	1,725

Net income available to common stockholders and participating securities - diluted	$25,388	$21,561	$41,759
Weighted-average common shares outstanding:
Basic	132,625,915	112,698,704	91,011,123
Incremental shares from assumed conversion:
Unvested restricted stock	—	—	839,879
Operating partnership and LTIP units	2,983,928	3,019,495	—
Diluted	135,609,843	115,718,199	91,851,002
Basic and diluted earnings per share:
Income from continuing operations per share available to common stockholders - basic and diluted	$0.19	$0.17	$0.43
Income from discontinued operations per share available to common stockholders - basic and diluted	$—	$0.02	$0.02
Net income per share available to common stockholders - basic and diluted	$0.19	$0.19	$0.45